Net Foreign Exchange Gain (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Net Foreign Exchange Gains (Losses)

This item includes the income earned from foreign currency trading, differences arising from converting monetary items in a foreign currency to the functional currency, and those generated by non-monetary assets in foreign currency at the time of their disposal. Net foreign exchange gains (losses) details are as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Net foreign exchange gain (loss)
Gain (loss) on net foreign currency exchange positions	145,429	(50,822)	37,404
Other foreign currency exchange gains (losses)	1,476	2,651	4,128
Subtotals	146,905	(48,171)	41,532
Net exchange rate adjustments gain (loss)
Adjustments for loans and accounts receivable from customers	1,610	(538)	702
Adjustment for other assets and liabilities	(12)	(4)	2
Net gain (loss) from hedge accounting	662	(25,751)	(14,610)
Subtotals	2,260	(26,293)	(13,906)
Totals	149,165	(74,464)	27,626